Concentrations- Summary of client accounts (Details 1) (Customer Concentration Risk)	12 Months Ended
Dec. 31, 2013
Accounts Receivable
Concentration Risk [Line Items]
Percentage of revenue from major customer	36.10%
Accounts Receivable | Trucking Company | MI
Concentration Risk [Line Items]
Percentage of revenue from major customer	8.70%
Accounts Receivable | Cable trenching utility | FL
Concentration Risk [Line Items]
Percentage of revenue from major customer	6.40%
Accounts Receivable | Importer | MI
Concentration Risk [Line Items]
Percentage of revenue from major customer	8.40%
Accounts Receivable | Aerospace servicer | NM
Concentration Risk [Line Items]
Percentage of revenue from major customer	6.20%
Accounts Receivable | Trucking Company | VA
Concentration Risk [Line Items]
Percentage of revenue from major customer	6.40%
Revenue
Concentration Risk [Line Items]
Percentage of revenue from major customer	16.30%
Revenue | Trucking Company | MI
Concentration Risk [Line Items]
Percentage of revenue from major customer	4.30%
Revenue | Cable trenching utility | FL
Concentration Risk [Line Items]
Percentage of revenue from major customer	3.40%
Revenue | Importer | MI
Concentration Risk [Line Items]
Percentage of revenue from major customer	3.00%
Revenue | Aerospace servicer | NM
Concentration Risk [Line Items]
Percentage of revenue from major customer	3.70%
Revenue | Trucking Company | VA
Concentration Risk [Line Items]
Percentage of revenue from major customer	1.90%